Equity (Details Narrative)	1 Months Ended
	Jan. 31, 2026 USD ($)	Apr. 30, 2026 USD ($) $ / shares shares	Apr. 30, 2026 HKD ($) $ / shares shares	Apr. 30, 2025 USD ($) $ / shares shares
Equity [Abstract]
Authorized share capital		$ 1,279	$ 10,000	$ 1,279
Common stock, shares authorized		10,000	10,000	10,000
Common stock, par value | (per share)		$ 0.1279	$ 1.00	$ 0.1279
Common stock, shares authorized		10,000	10,000	10,000
Profit distribution | $	$ 70,212